Note 3	12 Months Ended
Dec. 31, 2025
BBVA Group [Abstract]
Disclosure of BBVA Group [Text Block]	BBVA Group
The BBVA Group is an international diversified financial group with a significant presence in retail banking, wholesale banking and asset management. The Group also operates in the insurance sector.
The following information is detailed in the appendices of these consolidated financial statements of the Group for the year ended December 31, 2025:
–Appendix I shows relevant information related to the consolidated subsidiaries and structured entities.
–Appendix II shows relevant information related to investments in joint ventures and associates accounted for using the equity method.
–Appendix III shows the main changes and notification of investments and divestments in the BBVA Group.
–Appendix IV shows fully consolidated subsidiaries with more than 10% of their capital owned by non-Group shareholders.
The following table sets forth information related to the Group’s total assets as of December 31, 2025, 2024 and 2023, broken down by the Group’s entities according to their activity:

CONTRIBUTION TO CONSOLIDATED GROUP TOTAL ASSETS. ENTITIES BY MAIN ACTIVITIES (MILLIONS OF EUROS)

	2025	2024	2023
Banking and other financial services	818,287	733,860	737,971
Insurance and pension fund managing companies	37,521	34,439	34,520
Other non-financial services	3,768	4,103	3,068
Total	859,576	772,402	775,558
The total assets and results of operations broken down by operating segments are included in Note 6.
The BBVA Group’s activities are mainly located in Spain, Mexico, Turkey and South America, with active presence in other areas of Europe, the United States and Asia:
–Spain. The Group’s activity in Spain is mainly carried out through Banco Bilbao Vizcaya Argentaria, S.A. The Group also has other entities that mainly operate in Spain’s financial sector, insurance sector and asset management sector.
–Mexico. The BBVA Group operates in Mexico, not only in the banking sector, but also in the insurance sector and the asset management sector, through BBVA Mexico.
–Turkey. The Group’s activity in Turkey is mainly carried out through the Garanti BBVA Group in the financial, insurance and asset management sectors.
–South America. The BBVA Group’s activities in South America are mainly focused on the banking, financial and insurance sectors, in the following countries: Argentina, Colombia, Peru, Uruguay, Chile, Venezuela and Brazil, the latter focused on the CIB (Corporate & Investment Banking). The Group owns more than 50% of most of the Group entities based in these countries. Appendix I shows entities in respect of which the BBVA Group owns less than 50% as of December 31, 2025 (see Note 2.1). The Group also has representative offices in Sao Paulo (Brazil) and in Santiago (Chile).
–Rest of Europe. Group's activity in Europe (excluding Spain) is carried out by banking and financial institutions, mainly in Switzerland, the Netherlands and Romania, and through branches, mainly the BBVA Bank's branches in Germany, Belgium, France, Italy, Portugal, the United Kingdom, and the Garanti BBVA Bank's branch in Malta, as well as the Group's digital banks in Italy and Germany.
–The United States. The Group's activity in the United States is mainly carried out by the branch of Banco Bilbao Vizcaya Argentaria, S.A. in New York, the agency of BBVA Mexico in Houston, participations in technology companies through funds and investment vehicles and the broker-dealer business BBVA Securities Inc. Additionally, in 2024, a representative office of Banco Bilbao Vizcaya Argentaria, S.A. was opened in Houston.
–Asia. The Group's activity in Asia is conducted through the Bank's branches (Taipei, Tokyo, Hong Kong, Singapore and Shanghai) and representative offices (Beijing, Seoul, Mumbai, Abu Dhabi and Jakarta).
Significant transactions in the Group in 2025, 2024 and 2023
During the years 2025, 2024 and 2023 no significant or relevant corporate operations have been completed. The voluntary public tender offer for the entire share capital of Banco de Sabadell, S.A. announced by BBVA on May 9, 2024, was no longer in effect on October 16, 2025, following the publication of its outcome by the CNMV, as the minimum acceptance condition established by BBVA was not met.